Operating expenses (Tables)	12 Months Ended
Mar. 31, 2026
Operating Expenses
Schedule of operating expenses

Operating expenses consisted of the following:

	For the years ended March 31,
	2026	2025	2024
Selling and marketing expenses:
	$12,991	$—	$—
General and administrative expenses:
Share-based compensation	$1,050,350	$436,800	$—
Audit fees	321,711	354,800	305,000
Attorney fee	297,969	132,745	141,689
Employee compensation and benefit	157,717	475,579	277,725
Rental fee(1)	112,632	103,133	169,961
Nasdaq annual listing and registrar fees	90,202	70,516	66,655
Consulting fees	83,480	63,413	98,315
Investment relationship fee	49,129	9,129	41,990
Depreciation expenses	18,459	18,306	18,356
Office expense	11,320	62,974	33,492
Entertainment	1,515	1,661	906
Amortization of intangible assets	—	—	31,929
Credit losses on AR	—	—	162,028
Others	7,531	10,703	2,822
	$2,202,015	$1,739,759	$1,350,868

Research and development expenses:
	$434,854	$—	$—

Operating expenses – Continuing operations	$2,649,860	$1,739,759	$1,350,868

Operating expenses – Discontinued operations	—	725,540	835,823

(1)	Pursuant to the renewal clauses in certain lease agreements, each extension requires separate negotiation. Consequently, these leases were classified as short-term leases (with lease terms of 12 months or less), and the recognized rental expenses include $8,635 and $83,041 attributable to such short-term leases for the years ended March 31, 2026 and 2025.